Financial Instruments Carrying amounts and classifications of financial assets and liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Cash equivalents	$ 0	$ 0
Financial liabilities	3,267	3,707
Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	497	595
Accounts payable and accrued liabilities | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	497
Accounts payable and accrued liabilities | Other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		595
Dividends payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	58	34
Dividends payable | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	58
Dividends payable | Other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		34
Credit facilities, long-term debt and finance lease obligations(2)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,267	3,707
Credit facilities, long-term debt and finance lease obligations(2) | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,267
Credit facilities, long-term debt and finance lease obligations(2) | Other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		3,707
Within one year | Risk management liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	90	101
Within one year | Derivatives | Risk management liabilities | Trading securities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	89	93
Within one year | Derivatives | Risk management liabilities | Hedging Liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1	8
Later than one year | Risk management liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	41	40
Later than one year | Derivatives | Risk management liabilities | Trading securities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	40	38
Later than one year | Derivatives | Risk management liabilities | Hedging Liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1	2
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	89	314
Cash and cash equivalents | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	89
Cash and cash equivalents | Loans and receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets		314
Restricted cash
Disclosure of detailed information about financial instruments [line items]
Financial assets	66	30
Restricted cash | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	66
Restricted cash | Loans and receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets		30
Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	756	933
Trade and other receivables | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	731
Trade and other receivables | Other financial assets (FVTPL)
Disclosure of detailed information about financial instruments [line items]
Financial assets	25
Trade and other receivables | Loans and receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets		933
Long-term portion of finance lease receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	191	215
Long-term portion of finance lease receivables | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	191
Long-term portion of finance lease receivables | Loans and receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets		215
Risk management assets | Within one year
Disclosure of detailed information about financial instruments [line items]
Financial assets	146	219
Risk management assets | Later than one year
Disclosure of detailed information about financial instruments [line items]
Financial assets	662	684
Risk management assets | Hedging Asset | Within one year | Derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets	60	82
Risk management assets | Hedging Asset | Later than one year | Derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets	629	638
Risk management assets | Trading securities | Within one year | Derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets	86	137
Risk management assets | Trading securities | Later than one year | Derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets	33	46
Other assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	52	33
Other assets | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	37
Other assets | Other financial assets (FVTPL)
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 15
Other assets | Loans and receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets		$ 33